Label	Element	Value
BNY Mellon Emerging Markets Equity ETF
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

August 1, 2023

BNY MELLON ETF TRUST

BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
(each, a “Fund,” and together, the “Funds”)

Supplement to Current Prospectus, Summary Prospectuses
and Statement of Additional Information (“SAI”)

Effective on or about November 15, 2023 (the “Effective Date”), each Fund’s investment objective, benchmark index and principal investment strategy will change. Accordingly, as of the Effective Date:

BNY Mellon Emerging Markets Equity ETF

Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Emerging Markets Equity ETF
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

2. The “Fund Summary – Investment Objective” section of the Prospectus and Summary Prospectus is deleted and replaced with the following:

The fund seeks to track the performance of the Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

3. The second paragraph of the “Fund Summary – Principal Investment Strategy” section of the Prospectus and Summary Prospectus and the second paragraph of the “Fund Details – Goal and Approach – BNY Mellon Emerging Markets Equity ETF” section of the Prospectus are deleted and replaced with the following:

The Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR is a free float market capitalization weighted index designed to measure the performance of emerging market large- and mid-capitalization companies. The index’s universe of eligible securities includes equity securities issued by emerging market companies, listed on a developed or emerging market exchange, and that meet certain tradability and foreign investment limitation requirements. To determine if a company is an emerging market company, the index considers the company’s country of primary listing, incorporation, domicile, and risk. At each reconstitution, eligible securities are ranked by total market capitalization in descending order and securities representing approximately the top 85% free float market capitalization of each emerging market country are included in the index. As of May 10, 2023, the index considers the following countries to be emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Philippines, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and United Arab Emirates. The index reconstitutes semi-annually in May and November. As of June 30, 2023, the index was comprised of 1,767 securities.

4. The fourth paragraph of the “Fund Summary – Principal Investment Strategy” section of the Prospectus and Summary Prospectus and the fifth paragraph of the “Fund Details – Goal and Approach – BNY Mellon Emerging Markets Equity ETF” section of the Prospectus are deleted and replaced with the following:

In seeking to track the index, the fund's assets may be concentrated in (i.e., more than 25% of the fund's assets invested in) an industry or group of industries, but only to the extent that the index concentrates in a particular industry or group of industries. In addition, a significant portion of the fund’s assets will generally be focused in a country or region to the extent the index is focused in a particular country or region. As of June 30, 2023, approximately 21% of the index consisted of securities in the information technology sector and approximately 22% of the index consisted of securities of issuers in the financials sector. Additionally, as of June 30, 2023, the index had significant exposure to issuers located in China and the Asian region.

Risk [Heading]	rr_RiskHeading	5. The following is added to the “Fund Summary – Principal Risks” section of the Prospectus and Summary Prospectus:
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	1. All references to the “Morningstar® Emerging Markets Large Cap IndexSM” in the Prospectus and Summary Prospectus (except for the benchmark index in the Average Annual Total Return Table in the “Fund Summary – Performance” section of the Prospectus and Summary Prospectus) are deleted and replaced with the “Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR.”
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

1. All references to the “Morningstar® Emerging Markets Large Cap IndexSM” in the Prospectus and Summary Prospectus (except for the benchmark index in the Average Annual Total Return Table in the “Fund Summary – Performance” section of the Prospectus and Summary Prospectus) are deleted and replaced with the “Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR.”

BNY Mellon Emerging Markets Equity ETF | Midsize company risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Midsize company risk. Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of midsize companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.
BNY Mellon Emerging Markets Equity ETF | Technology company risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Technology company risk. The technology sector has been among the most volatile sectors of the stock market. Technology companies, especially small-cap technology companies, involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of tech stocks than it does in other sectors. Fund investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled. The risks associated with technology companies are magnified in the case of small cap technology companies. The shares of smaller technology companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the fund's ability to sell these securities.
BNY Mellon Emerging Markets Equity ETF | REIT risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	6. The “REIT risk” and “Preferred stock risk” discussions are removed from the “Fund Summary – Principal Risks” section of the Prospectus and Summary Prospectus.
BNY Mellon Emerging Markets Equity ETF | Preferred stock risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	6. The “REIT risk” and “Preferred stock risk” discussions are removed from the “Fund Summary – Principal Risks” section of the Prospectus and Summary Prospectus.